Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Changyou 2008 Share Incentive Plan [Member] | Executive officers other than former CEO and certain non-executive employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2016	20	$14.25
Granted	—
Vested	(10)	14.25
Forfeited	—

Unvested at December 31, 2016	10	14.25

Expected to vest thereafter	10	14.25

Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number ;Of ;Shares ;(in thousands)	Weighted ;Average ;Exercise ;Price	Weighted ;Average ;Remaining ;Contractual ;Life (Years)	Aggregate ;Intrinsic ;Value (1) ;(in thousands)
Outstanding at January 1, 2016	450	$0.01	8.84	$5,580
Granted	779	0.01
Exercised	(377)	0.01
Forfeited or expired	—

Outstanding at December 31, 2016	852	0.01	7.93	9,032

Vested at December 31, 2016	852	0.01		9,032

Exercisable at December 31, 2016	852	0.01

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the closing price of $21.22 per Changyou ADS, or $10.61 per Class A ordinary share, on December 31, 2016 and the nominal exercise prices of the share options